Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2017	Feb. 19, 2018	Jun. 30, 2017
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	MMC
Entity Registrant Name	MARSH & MCLENNAN COMPANIES, INC.
Entity Central Index Key	0000062709
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		507,621,360
Entity Public Float			$ 39,350,425,982